UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 10, 2010
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   33
                                                     ------------

Form 13F Information Table Value Total:              $  138,181
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Brandywine Realty T     COM           105368203  1634382           133856SH      SOLE          133856        0         0
Brink's Company         COM           109696104  4111361           145638SH      SOLE          145638        0         0
Broadview Security      COM           109699108  2079716            48877SH      SOLE           48877        0         0
Carter's                COM           146229109  5704742           189212SH      SOLE          189212        0         0
Charles River Labs      COM           159864107  3543089            90132SH      SOLE           90132        0         0
Chart Industries        COM          16115Q308   2414700           120735SH      SOLE          120735        0         0
Covanta Holdings        COM          22282E102   4259862           255694SH      SOLE          255694        0         0
Edwards Lifescience     COM          28176E108   4739516            47932SH      SOLE           47932        0         0
Euronet Worldwide       COM           298736109  3912652           212298SH      SOLE          212298        0         0
General Cable           COM           369300108  2418930            89590SH      SOLE           89590        0         0
Global Payments         COM          37940X102   4275778            93870SH      SOLE           93870        0         0
HCC Insurance Holdi     COM           404132102  4962563           179803SH      SOLE          179803        0         0
Hexcel                  COM           428291108  5251915           363706SH      SOLE          363706        0         0
Host Hotels & Resor     COM          44107P104   5915289           403774SH      SOLE          403774        0         0
IDEX Corporation        COM          45167R104   2906279            87803SH      SOLE           87803        0         0
Jacobs Engineering      COM           469814107  2669238            59067SH      SOLE           59067        0         0
Key Energy Services     COM           492914106  3809648           398916SH      SOLE          398916        0         0
Kinder Morgan Energ     COM           494550106  3101824            47414SH      SOLE           47414        0         0
Kinder Morgan Manag     COM          49455U100   1733630            29574SH      SOLE           29574        0         0
Kroger                  COM           501044101  3300053           152357SH      SOLE          152357        0         0
Neustar                 COM          64126X201   5646035           224049SH      SOLE          224049        0         0
Omnicare                COM           681904108  4097410           144836SH      SOLE          144836        0         0
PartnerRe               COM          G6852T105   5767343            72345SH      SOLE           72345        0         0
Pioneer Natural Res     COM           723787107  5155026            91531SH      SOLE           91531        0         0
Roper Industries        COM           776696106  3163964            54702SH      SOLE           54702        0         0
Ross Stores             COM           778296103  5166378            96622SH      SOLE           96622        0         0
SEI Investments         COM           784117103  5291738           240862SH      SOLE          240862        0         0
Southern Union Co.      COM           844030106  6449688           254225SH      SOLE          254225        0         0
Valeant Pharma          COM          91911X104   6894307           160669SH      SOLE          160669        0         0
Wabtec                  COM           929740108  4202944            99785SH      SOLE           99785        0         0
Waddell & Reed Fina     COM           930059100  6618638           183647SH      SOLE          183647        0         0
Weatherford Interna     COM          H27013103   3011037           189851SH      SOLE          189851        0         0
Western Union           COM           959802109  3971845           234189SH      SOLE          234189        0         0

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